American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
February 28, 2021

Focused International Growth - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%
Brazil — 1.5%
Magazine Luiza SA	119,064	516,265
China — 6.1%
ANTA Sports Products Ltd.	35,000	536,519
GDS Holdings Ltd., ADR(1)	5,790	591,507
Tencent Holdings Ltd.	10,600	903,933
		2,031,959
Denmark — 2.2%
Novo Nordisk A/S, B Shares	10,420	741,314
Finland — 2.4%
Neste Oyj	11,970	787,925
France — 19.4%
Air Liquide SA	3,320	499,390
Capgemini SE	5,580	893,645
Dassault Systemes SE	2,670	553,639
Edenred	10,940	605,616
LVMH Moet Hennessy Louis Vuitton SE	1,230	778,864
Safran SA(1)	5,770	788,123
Schneider Electric SE	6,950	1,029,845
Teleperformance	1,920	678,860
Valeo SA	17,970	633,706
		6,461,688
Germany — 9.0%
Daimler AG	6,610	527,812
Infineon Technologies AG	23,535	1,021,154
Knorr-Bremse AG	5,851	744,460
Puma SE(1)	6,650	705,583
		2,999,009
Hong Kong — 4.0%
AIA Group Ltd.	45,000	563,281
Techtronic Industries Co. Ltd.	49,500	754,217
		1,317,498
India — 2.3%
HDFC Bank Ltd., ADR(1)	9,580	758,161
Indonesia — 1.7%
Bank Central Asia Tbk PT	245,900	579,924
Ireland — 1.4%
Ryanair Holdings plc, ADR(1)	4,380	470,938
Japan — 8.1%
FANUC Corp.	2,400	598,966
Keyence Corp.	1,300	621,763
Olympus Corp.	24,400	513,696
Recruit Holdings Co. Ltd.	19,500	976,853
		2,711,278
Mexico — 2.1%
Cemex SAB de CV, ADR(1)	106,330	702,841
Netherlands — 2.8%
Adyen NV(1)	409	944,208

Singapore — 1.4%
Sea Ltd., ADR(1)	1,910	450,168
Spain — 6.9%
Amadeus IT Group SA(1)	7,460	517,350
CaixaBank SA	215,280	624,955
Cellnex Telecom SA	9,814	533,362
Iberdrola SA	50,184	630,046
		2,305,713
Sweden — 4.3%
Hexagon AB, B Shares	8,770	730,614
Telefonaktiebolaget LM Ericsson, B Shares	55,460	693,188
		1,423,802
Switzerland — 5.7%
Lonza Group AG	1,120	705,637
Partners Group Holding AG	600	718,564
Zur Rose Group AG(1)	990	466,755
		1,890,956
Taiwan — 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	61,000	1,332,942
United Kingdom — 10.7%
Ashtead Group plc	10,290	556,092
ASOS plc(1)	9,230	720,086
HSBC Holdings plc(1)	101,600	620,759
London Stock Exchange Group plc	6,760	905,554
Whitbread plc(1)	15,910	750,427
		3,552,918
TOTAL COMMON STOCKS (Cost $24,948,240)		31,979,507
TEMPORARY CASH INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,281,781)	1,281,781	1,281,781
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $26,230,021)		33,261,288
OTHER ASSETS AND LIABILITIES — 0.2%		57,749
TOTAL NET ASSETS — 100.0%		$33,319,037

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.6%
Industrials	19.8%
Consumer Discretionary	15.4%
Financials	14.4%
Health Care	5.8%
Communication Services	5.7%
Materials	3.6%
Energy	2.4%
Utilities	1.9%
Consumer Staples	1.4%
Cash and Equivalents*	4.0%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	591,507	1,440,452	—
India	758,161	—	—
Ireland	470,938	—	—
Mexico	702,841	—	—
Singapore	450,168	—	—
Other Countries	—	27,565,440	—
Temporary Cash Investments	1,281,781	—	—
	4,255,396	29,005,892	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.